May 01, 2019

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

Transamerica Morgan Stanley Capital Growth VP

The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Class	Initial	Service
Management fees[1]	0.73%	0.73%
Distribution and service (12b-1) fees[2]	0.00%	0.25%
Other expenses	0.04%	0.04%
Total annual fund operating expenses	0.77%	1.02%

[1]	Management fees have been restated to reflect a reduction in management fees effective November 1, 2019.
[2]
The portfolio does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2020. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.

The “Example” table included in the Prospectus and Summary Prospectus is deleted entirely and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the portfolio for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the portfolio’s operating expenses remain the same. The Example does not reflect charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Initial Class	$79	$246	$428	$954
Service Class	$104	$325	$563	$1,248

* * *

Investors Should Retain this Supplement for Future Reference

November 1, 2019